Income Taxes - Reconciliation of Gross Amounts of Tax Contingencies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 555	$ 383
Additions based on tax positions related to the current year	42	95
Additions for tax positions of prior years	81	171
Reductions for tax positions of prior years	(304)	(73)
Reductions for tax positions as a result of lapse of statute	(12)	(12)
Settlements	(19)	(9)
Balance, end of year	$ 343	$ 555